Stockholders' equity (Detail Textuals) (USD $)	9 Months Ended	3 Months Ended	1 Months Ended
	Mar. 31, 2015	Sep. 30, 2014	Jan. 25, 2013	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Stockholders Equity Note [Line Items]
Preferred stock, Par value (in dollars per share)	$ 0.001			$ 0.001	$ 0.001	$ 0.001
Preferred stock, Shares authorized	5,000,000			5,000,000	5,000,000	5,000,000
Preferred stock, Shares issued	1			1	1
Preferred stock, Shares outstanding	1			1	1
Common stock, Shares authorized	200,000,000			200,000,000	200,000,000	200,000,000
Common stock, Par value (in dollars per share)	$ 0.001			$ 0.001	$ 0.001	$ 0.001
Common stock, Shares issued (in shares)	39,455,931			35,992,343	31,534,819	13,050,000
Common stock, Shares outstanding (in shares)	39,455,931			35,992,343
Stock issued and outstanding on exchanged basis	4,256,042
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, Shares authorized		278,530
Preferred stock, Shares issued	278,530	278,530
Preferred stock, Shares outstanding	278,530
Preferred Stock, dividend rate percentage		3.00%
DelMar Pharmaceuticals, Inc [Member]
Stockholders Equity Note [Line Items]
Common stock, Shares outstanding (in shares)			3,250,007
DelMar Pharmaceuticals (BC) Ltd.
Stockholders Equity Note [Line Items]
Common stock, Shares issued (in shares)			3,250,007
Common stock, Shares outstanding (in shares)			3,250,007
Canadian Residents
Stockholders Equity Note [Line Items]
Common stock, Shares issued (in shares)			7,044,583
Common stock, Shares outstanding (in shares)			7,044,583
Exchange Agreement (the "Reverse Acquisition")
Stockholders Equity Note [Line Items]
Number of shares acquired			13,070,000
Exchange Agreement (the "Reverse Acquisition") | Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, Par value (in dollars per share)	$ 1.00